UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: CBSYX

November 30, 2025

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Fund Information

AB Global Risk Allocation Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBSYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$122	1.15%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index. The Fund is strategically diversified in multi-asset exposures; therefore it has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds and inflation sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default, interest rate swaps and currency forwards added to absolute returns, while options detracted.

Performance Highlights

Top contributors to performance:

  The Fund's tactical asset allocation, which includes commodity selection, contributed over the 12-month period.

Top detractors from performance:

  The Fund's strategic underweight to equities detracted over the 12-month period.

Advisor Class: CBSYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/15	$10,000	$10,000	$10,000	$10,000
11/16	$10,342	$10,315	$10,331	$10,310
11/17	$11,637	$12,756	$12,040	$10,984
11/18	$11,221	$12,773	$11,928	$10,674
11/19	$12,149	$14,629	$13,406	$11,567
11/20	$13,324	$16,753	$15,109	$12,536
11/21	$15,148	$20,402	$16,803	$12,123
11/22	$14,468	$18,186	$14,609	$10,085
11/23	$14,331	$20,548	$15,867	$10,291
11/24	$16,497	$26,266	$18,739	$10,769
11/25	$18,440	$30,729	$21,068	$11,369

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	11.78%	6.71%	6.31%
MSCI World Index (net)	16.99%	12.90%	11.88%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	12.43%	6.88%	7.74%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/alternatives/ab-global-risk-allocation-fund.Advisor.018525501.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$167,703,524
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$935,391

Advisor Class: CBSYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$28,542,382	17.0%
iShares Core MSCI Europe ETF	$14,088,923	8.4%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,685,760	8.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,482,492	4.5%
iShares Core MSCI Emerging Markets ETF	$6,970,348	4.2%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,243,980	2.5%
iShares MSCI Emerging Markets ex China ETF	$2,662,132	1.6%
Invesco S&P 500 Equal Weight ETF	$1,769,737	1.0%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Call	$671,600	0.4%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Put	$643,360	0.4%
Total	$80,760,714	48.2%

Sector Breakdown (% of Net Assets)

Funds and Investment Trusts	32.2%
Governments - Treasuries	8.2%
Inflation-Linked Securities	7.0%
Options on Equity Indices	0.8%
Financials	0.0%
Energy	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	35.8%
United Kingdom	8.2%
Multinational	4.2%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CBSYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRA-ADV-0153-1125

Advisor Class: CBSYX

3

Class A: CABNX

November 30, 2025

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Fund Information

AB Global Risk Allocation Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABNX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$148	1.40%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index. The Fund is strategically diversified in multi-asset exposures; therefore it has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds and inflation sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default, interest rate swaps and currency forwards added to absolute returns, while options detracted.

Performance Highlights

Top contributors to performance:

  The Fund's tactical asset allocation, which includes commodity selection, contributed over the 12-month period.

Top detractors from performance:

  The Fund's strategic underweight to equities detracted over the 12-month period.

Class A: CABNX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/15	$9,574	$10,000	$10,000	$10,000
11/16	$9,881	$10,315	$10,331	$10,310
11/17	$11,088	$12,756	$12,040	$10,984
11/18	$10,665	$12,773	$11,928	$10,674
11/19	$11,517	$14,629	$13,406	$11,567
11/20	$12,599	$16,753	$15,109	$12,536
11/21	$14,293	$20,402	$16,803	$12,123
11/22	$13,609	$18,186	$14,609	$10,085
11/23	$13,446	$20,548	$15,867	$10,291
11/24	$15,442	$26,266	$18,739	$10,769
11/25	$17,224	$30,729	$21,068	$11,369

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	11.54%	6.45%	6.05%
Class A (with sales charges)	6.81%	5.54%	5.59%
MSCI World Index (net)	16.99%	12.90%	11.88%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	12.43%	6.88%	7.74%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/alternatives/ab-global-risk-allocation-fund.A.018525105.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$167,703,524
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$935,391

Class A: CABNX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$28,542,382	17.0%
iShares Core MSCI Europe ETF	$14,088,923	8.4%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,685,760	8.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,482,492	4.5%
iShares Core MSCI Emerging Markets ETF	$6,970,348	4.2%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,243,980	2.5%
iShares MSCI Emerging Markets ex China ETF	$2,662,132	1.6%
Invesco S&P 500 Equal Weight ETF	$1,769,737	1.0%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Call	$671,600	0.4%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Put	$643,360	0.4%
Total	$80,760,714	48.2%

Sector Breakdown (% of Net Assets)

Funds and Investment Trusts	32.2%
Governments - Treasuries	8.2%
Inflation-Linked Securities	7.0%
Options on Equity Indices	0.8%
Financials	0.0%
Energy	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	35.8%
United Kingdom	8.2%
Multinational	4.2%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CABNX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRA-A-0153-1125

Class A: CABNX

3

Class C: CBACX

November 30, 2025

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Fund Information

AB Global Risk Allocation Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$228	2.16%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index. The Fund is strategically diversified in multi-asset exposures; therefore it has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds and inflation sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default, interest rate swaps and currency forwards added to absolute returns, while options detracted.

Performance Highlights

Top contributors to performance:

  The Fund's tactical asset allocation, which includes commodity selection, contributed over the 12-month period.

Top detractors from performance:

  The Fund's strategic underweight to equities detracted over the 12-month period.

Class C: CBACX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/15	$10,000	$10,000	$10,000	$10,000
11/16	$10,243	$10,315	$10,331	$10,310
11/17	$11,404	$12,756	$12,040	$10,984
11/18	$10,891	$12,773	$11,928	$10,674
11/19	$11,671	$14,629	$13,406	$11,567
11/20	$12,671	$16,753	$15,109	$12,536
11/21	$14,264	$20,402	$16,803	$12,123
11/22	$13,483	$18,186	$14,609	$10,085
11/23	$13,228	$20,548	$15,867	$10,291
11/24	$15,072	$26,266	$18,739	$10,769
11/25	$16,684	$30,729	$21,068	$11,369

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	10.69%	5.66%	5.25%
Class C (with sales charges)	9.75%	5.66%	5.25%
MSCI World Index (net)	16.99%	12.90%	11.88%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	12.43%	6.88%	7.74%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/alternatives/ab-global-risk-allocation-fund.C.018525402.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$167,703,524
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$935,391

Class C: CBACX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$28,542,382	17.0%
iShares Core MSCI Europe ETF	$14,088,923	8.4%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,685,760	8.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,482,492	4.5%
iShares Core MSCI Emerging Markets ETF	$6,970,348	4.2%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,243,980	2.5%
iShares MSCI Emerging Markets ex China ETF	$2,662,132	1.6%
Invesco S&P 500 Equal Weight ETF	$1,769,737	1.0%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Call	$671,600	0.4%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Put	$643,360	0.4%
Total	$80,760,714	48.2%

Sector Breakdown (% of Net Assets)

Funds and Investment Trusts	32.2%
Governments - Treasuries	8.2%
Inflation-Linked Securities	7.0%
Options on Equity Indices	0.8%
Financials	0.0%
Energy	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	35.8%
United Kingdom	8.2%
Multinational	4.2%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CBACX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRA-C-0153-1125

Class C: CBACX

3

Class I: CABIX

November 30, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Global Risk Allocation Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.14%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index. The Fund is strategically diversified in multi-asset exposures; therefore it has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds and inflation sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default, interest rate swaps and currency forwards added to absolute returns, while options detracted.

Performance Highlights

Top contributors to performance:

  The Fund's tactical asset allocation, which includes commodity selection, contributed over the 12-month period.

Top detractors from performance:

  The Fund's strategic underweight to equities detracted over the 12-month period.

Class I: CABIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/15	$10,000	$10,000	$10,000	$10,000
11/16	$10,368	$10,315	$10,331	$10,310
11/17	$11,675	$12,756	$12,040	$10,984
11/18	$11,265	$12,773	$11,928	$10,674
11/19	$12,196	$14,629	$13,406	$11,567
11/20	$13,382	$16,753	$15,109	$12,536
11/21	$15,225	$20,402	$16,803	$12,123
11/22	$14,545	$18,186	$14,609	$10,085
11/23	$14,409	$20,548	$15,867	$10,291
11/24	$16,587	$26,266	$18,739	$10,769
11/25	$18,526	$30,729	$21,068	$11,369

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	11.69%	6.72%	6.36%
MSCI World Index (net)	16.99%	12.90%	11.88%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	12.43%	6.88%	7.74%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/alternatives/ab-global-risk-allocation-fund.I.018525808.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$167,703,524
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$935,391

Class I: CABIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$28,542,382	17.0%
iShares Core MSCI Europe ETF	$14,088,923	8.4%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,685,760	8.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,482,492	4.5%
iShares Core MSCI Emerging Markets ETF	$6,970,348	4.2%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,243,980	2.5%
iShares MSCI Emerging Markets ex China ETF	$2,662,132	1.6%
Invesco S&P 500 Equal Weight ETF	$1,769,737	1.0%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Call	$671,600	0.4%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Put	$643,360	0.4%
Total	$80,760,714	48.2%

Sector Breakdown (% of Net Assets)

Funds and Investment Trusts	32.2%
Governments - Treasuries	8.2%
Inflation-Linked Securities	7.0%
Options on Equity Indices	0.8%
Financials	0.0%
Energy	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	35.8%
United Kingdom	8.2%
Multinational	4.2%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CABIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRA-I-0153-1125

Class I: CABIX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Global Risk Allocation Fund	2024	$88,612	$—	$42,068
	2025	$88,612	$—	$43,159

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Global Risk Allocation Fund	2024	$1,758,526	$42,068
			$—
			$(42,068)
	2025	$1,669,171	$43,159
			$—
			$(43,159)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

November 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GLOBAL RISK ALLOCATION FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2025

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES – 32.2%
Funds and Investment Trusts – 32.2%(a)
Altegrity, Inc.(b)(c)(d)(e)		1,120	$	– 0	–
Invesco S&P 500 Equal Weight ETF(f)		9,240		1,769,737
iShares Core MSCI Emerging Markets ETF		103,880		6,970,348
iShares Core MSCI Europe ETF(f)		202,660		14,088,923
iShares MSCI Emerging Markets ex China ETF		37,400		2,662,132
VanEck Morningstar Wide Moat ETF		60		6,195
Vanguard S&P 500 ETF		45,420		28,542,382

Total Investment Companies (cost $41,621,729)				54,039,717

		Principal Amount (000)
GOVERNMENTS - TREASURIES – 8.2%
United Kingdom – 8.2%
United Kingdom Gilt 4.75%, 12/07/2030(g) (cost $13,569,379)	GBP	9,930		13,685,760

INFLATION-LINKED SECURITIES – 7.0%
United States – 7.0%
U.S. Treasury Inflation Index 0.375%, 01/15/2027 (TIPS)	U.S.$	7,569		7,482,492
0.50%, 01/15/2028 (TIPS)		4,312		4,243,980

Total Inflation-Linked Securities (cost $11,797,917)				11,726,472

		Notional Amount
PURCHASED OPTIONS - CALLS – 0.4%
Options on Equity Indices – 0.4%
S&P 500 Index Expiration: Sep 2026; Contracts: 16; Exercise Price: USD 7,000.00; Counterparty: Morgan Stanley & Co., Inc.(c) (premium paid $606,196)	USD	11,200,000		671,600

PURCHASED OPTIONS - PUTS – 0.4%
Options on Equity Indices – 0.4%
S&P 500 Index Expiration: Sep 2026; Contracts: 16; Exercise Price: USD 7,000.00; Counterparty: Morgan Stanley & Co., Inc.(c) (premium paid $756,485)	USD	11,200,000		643,360

ABFunds.com	AB Global Risk Allocation Fund 1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

COMMON STOCKS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
EXOR NV(b)(c)(e)		480	$40,436

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Woodside Energy Group Ltd.		261	4,269

Total Common Stocks (cost $21,807)			44,705

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(b)(c)(e) (cost $0)		53	– 0	–

SHORT-TERM INVESTMENTS – 45.4%
Investment Companies – 18.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(a)(h)(i) (cost $30,615,537)		30,615,537	30,615,537

		Principal Amount (000)
U.S. Treasury Bills – 17.8%
U.S. Treasury Bill
Zero Coupon, 01/29/2026	U.S.$	20,000	19,874,789
Zero Coupon, 02/19/2026		10,000	9,917,555

Total U.S. Treasury Bills (cost $29,793,368)			29,792,344

Treasury Bills – 9.3%
Japan – 9.3%
Japan Treasury Discount Bill Series 1331 Zero Coupon, 12/15/2025 (cost $16,694,602)	JPY	2,446,000	15,656,248

Total Investments Before Security Lending Collateral for Securities Loaned – 93.6% (cost $145,477,020)			156,875,743

2 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(a)(h)(i) (cost $54,655)	54,655	$54,655

Total Investments – 93.6% (cost $145,531,675)		156,930,398
Other assets less liabilities – 6.4%		10,773,126

Net Assets – 100.0%		$167,703,524

Country Breakdown (% of Net Assets)

United States	35.8%
United Kingdom	8.2%
Multinational	4.2%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	7	January 2026	$433,790	$(15,613)
Brent Crude Oil Futures	8	March 2026	493,200	(4,575)
Canadian 5 Yr Bond Futures	69	March 2026	5,650,055	12,152
Canadian 10 Yr Bond Futures	39	March 2026	3,431,006	13,607
Coffee ‘C’ Futures	4	May 2026	546,000	59,492
Copper Futures	10	March 2026	1,318,000	50,295
Corn Futures	39	March 2026	873,113	47,722
Cotton No. 2 Futures	7	March 2026	226,485	(2,669)
Euro STOXX 50 Index Futures	25	December 2025	1,645,956	(10,628)
Euro-BOBL Futures	72	December 2025	9,854,156	7,234
Euro-BTP Futures	20	December 2025	2,816,633	64,020
Euro-Bund Futures	55	December 2025	8,225,024	(5,625)
Euro-OAT Futures	23	December 2025	3,278,627	62,948
FTSE/MIB Index Futures	3	December 2025	755,475	10,226
Gasoline RBOB Futures	4	February 2026	308,532	8,436
Gold 100 OZ Futures	20	February 2026	8,509,800	382,184
Hang Seng Index Futures	2	December 2025	332,599	5,470
IBEX 35 Index Futures	4	December 2025	760,368	23,291
KC HRW Wheat Futures	10	March 2026	263,750	(8,308)
Lean Hogs Futures	9	December 2025	290,160	(34,229)
Live Cattle Futures	7	April 2026	614,740	13,823
LME Lead Futures	3	January 2026	147,245	(7,112)
LME Nickel Futures	4	January 2026	353,989	(6,333)

ABFunds.com	AB Global Risk Allocation Fund 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
LME Primary Aluminum Futures	12	January 2026	$859,128	$(2,790)
LME Zinc Futures	6	January 2026	463,764	2,542
Long Gilt Futures	54	March 2026	6,546,122	68,220
Low SU Gasoil Futures	8	May 2026	508,400	14,668
MSCI Emerging Markets Index Futures	21	December 2025	1,446,480	34,991
MSCI Singapore ETS Index Futures	8	December 2025	273,581	1,718
Natural Gas Futures	14	December 2025	679,000	1,184
Natural Gas Futures	32	February 2026	1,223,360	44,849
NY Harbor ULSD Futures	5	February 2026	468,762	9,659
S&P 500 E-Mini Futures	57	December 2025	19,549,575	576,494
S&P Mid 400 E-Mini Futures	4	December 2025	1,325,760	(13,017)
S&P/TSX 60 Index Futures	10	December 2025	2,635,944	146,099
Silver Futures	4	March 2026	1,143,260	135,004
Soybean Futures	19	January 2026	1,080,863	95,560
Soybean Meal Futures	18	March 2026	583,560	(11,388)
Soybean Oil Futures	22	January 2026	687,060	1,557
SPI 200 Futures	9	December 2025	1,271,253	(38,899)
Sugar 11 (World) Futures	23	February 2026	391,810	(27,986)
TOPIX Index Futures	20	December 2025	4,327,006	342,013
U.S. T-Note 5 Yr (CBT) Futures	147	March 2026	16,135,547	53,613
U.S. T-Note 10 Yr (CBT) Futures	512	March 2026	58,032,000	4,735
U.S. Ultra Bond (CBT) Futures	12	March 2026	1,451,250	(6,239)
Wheat (CBT) Futures	16	March 2026	430,800	(4,452)
WTI Crude Futures	6	February 2026	348,540	(13,215)
WTI Crude Futures	8	April 2026	464,080	(3,340)

Sold Contracts
Bloomberg Commodity Index Futures	228	December 2025	2,517,348	(150,969)
DAX Index Futures	2	December 2025	1,384,762	17,400
E-mini S&P 500 Equal Weight Futures	11	December 2025	1,705,440	(13,443)
Euro STOXX 50 Index Futures	28	December 2025	1,843,471	(71,790)
FTSE 100 Index Futures	2	December 2025	258,016	(11,554)
OMXS 30 Index Futures	3	December 2025	88,781	(3,791)

				$1,843,241

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	2,081	USD	390	12/02/2025	$296
Bank of America NA	USD	387	BRL	2,081	12/02/2025	2,566
Bank of America NA	GBP	953	USD	1,303	12/05/2025	41,130
Bank of America NA	USD	2,447	GBP	1,790	12/05/2025	(77,259)
Bank of America NA	CLP	2,193,626	USD	2,332	01/09/2026	(33,144)
Bank of America NA	KRW	575,573	USD	412	01/09/2026	18,990
Bank of America NA	PEN	2,130	USD	632	01/09/2026	(1,130)
Bank of America NA	PEN	553	USD	164	01/09/2026	33
Bank of America NA	USD	97	CLP	90,996	01/09/2026	1,126
Bank of America NA	USD	4,145	KRW	5,791,477	01/09/2026	(191,077)
Bank of America NA	IDR	4,512,814	USD	271	01/23/2026	302
Bank of America NA	USD	1,761	IDR	29,319,438	01/23/2026	(1,019)
Bank of America NA	NZD	1,350	USD	767	01/28/2026	(9,337)
Bank of America NA	USD	1,228	AUD	1,890	01/28/2026	10,418
Bank of America NA	CHF	3,936	USD	4,944	01/29/2026	9,768

4 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	3,896	CHF	3,101	01/29/2026	$(7,697)
Bank of America NA	TWD	34,593	USD	1,121	02/12/2026	15,822
Bank of America NA	NOK	12,665	USD	1,254	02/13/2026	2,351
Barclays Capital, Inc.	GBP	959	USD	1,263	12/05/2025	(6,002)
Barclays Capital, Inc.	ZAR	32,869	USD	1,899	12/19/2025	(19,121)
Barclays Capital, Inc.	KRW	1,588,265	USD	1,117	01/09/2026	32,552
Barclays Capital, Inc.	IDR	14,334,005	USD	859	01/23/2026	(1,625)
Barclays Capital, Inc.	USD	499	MYR	2,050	02/12/2026	(1,283)
BNP Paribas SA	PEN	3,705	USD	1,098	01/09/2026	(2,878)
BNP Paribas SA	EUR	1,056	USD	1,229	01/29/2026	484
Citibank NA	GBP	11,717	USD	15,425	12/05/2025	(85,406)
Citibank NA	JPY	4,560,000	USD	31,267	12/17/2025	2,029,301
Citibank NA	USD	1,019	ZAR	17,570	12/19/2025	6,795
Citibank NA	NZD	4,480	USD	2,541	01/28/2026	(36,342)
Citibank NA	USD	1,067	NZD	1,879	01/28/2026	14,017
Citibank NA	CHF	1,129	USD	1,402	01/29/2026	(13,309)
Citibank NA	USD	1,402	EUR	1,213	01/29/2026	8,997
Citibank NA	USD	3,434	TWD	105,758	02/12/2026	(54,939)
Deutsche Bank AG	COP	5,221,149	USD	1,362	01/09/2026	(21,745)
Deutsche Bank AG	PEN	4,999	USD	1,474	01/09/2026	(10,888)
Deutsche Bank AG	USD	112	KRW	160,064	01/09/2026	(2,598)
Deutsche Bank AG	CNH	15,335	USD	2,163	01/16/2026	(12,500)
Goldman Sachs Bank USA	GBP	650	USD	872	12/05/2025	11,735
Goldman Sachs Bank USA	MXN	10,488	USD	565	12/22/2025	(6,635)
Goldman Sachs Bank USA	USD	634	MXN	11,779	12/22/2025	8,107
Goldman Sachs Bank USA	COP	410,356	USD	109	01/09/2026	198
Goldman Sachs Bank USA	USD	418	KRW	591,563	01/09/2026	(14,507)
Goldman Sachs Bank USA	USD	197	COP	754,109	01/09/2026	2,633
Goldman Sachs Bank USA	USD	2,283	HUF	759,869	01/22/2026	22,066
Goldman Sachs Bank USA	IDR	2,738,203	USD	165	01/23/2026	300
Goldman Sachs Bank USA	USD	118	IDR	1,959,181	01/23/2026	15
Goldman Sachs Bank USA	USD	1,439	AUD	2,202	01/28/2026	4,417
Goldman Sachs Bank USA	USD	2,353	NZD	4,142	01/28/2026	30,334
Goldman Sachs Bank USA	CHF	1,972	USD	2,466	01/29/2026	(5,756)
Goldman Sachs Bank USA	USD	1,700	CAD	2,377	02/05/2026	6,506
Goldman Sachs Bank USA	USD	1,828	INR	163,033	02/10/2026	(10,852)
Goldman Sachs Bank USA	USD	610	MYR	2,515	02/12/2026	267
HSBC Bank USA	USD	1,143	COP	4,290,186	01/09/2026	(5,775)
HSBC Bank USA	USD	396	COP	1,513,230	01/09/2026	5,342
HSBC Bank USA	JPY	209,891	USD	1,372	01/23/2026	21,011
HSBC Bank USA	AUD	926	USD	600	01/28/2026	(6,890)
JPMorgan Chase Bank	BRL	1,040	USD	192	12/02/2025	(2,637)
JPMorgan Chase Bank	USD	195	BRL	1,040	12/02/2025	(148)
JPMorgan Chase Bank	GBP	2,809	USD	3,699	12/05/2025	(19,108)
JPMorgan Chase Bank	GBP	802	USD	1,071	12/05/2025	8,899
JPMorgan Chase Bank	USD	544	GBP	405	12/05/2025	(7,408)
JPMorgan Chase Bank	USD	2,344	GBP	1,787	12/05/2025	21,770
JPMorgan Chase Bank	USD	109	BRL	596	01/05/2026	1,423
JPMorgan Chase Bank	KRW	1,592,227	USD	1,089	01/09/2026	2,371
JPMorgan Chase Bank	USD	14,513	JPY	2,224,655	01/23/2026	(197,862)
JPMorgan Chase Bank	INR	13,492	USD	150	02/10/2026	(105)
JPMorgan Chase Bank	USD	2,590	NOK	26,359	02/13/2026	13,937
Morgan Stanley Capital Services, Inc.	BRL	11,104	USD	2,059	12/02/2025	(21,578)
Morgan Stanley Capital Services, Inc.	BRL	10,063	USD	1,887	12/02/2025	1,431

ABFunds.com	AB Global Risk Allocation Fund 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	1,871	BRL	10,063	12/02/2025	$14,300
Morgan Stanley Capital Services, Inc.	USD	2,082	BRL	11,104	12/02/2025	(1,580)
Morgan Stanley Capital Services, Inc.	USD	966	GBP	737	12/05/2025	9,174
Morgan Stanley Capital Services, Inc.	BRL	675	USD	126	01/05/2026	235
Morgan Stanley Capital Services, Inc.	USD	2,044	BRL	11,104	01/05/2026	21,268
Morgan Stanley Capital Services, Inc.	USD	2,819	PEN	9,538	01/09/2026	15,343
Morgan Stanley Capital Services, Inc.	PHP	118,087	USD	2,020	01/16/2026	7,527
Morgan Stanley Capital Services, Inc.	CNH	12,659	USD	1,784	01/16/2026	(12,257)
Morgan Stanley Capital Services, Inc.	USD	2,161	CNH	15,335	01/16/2026	14,848
Morgan Stanley Capital Services, Inc.	USD	601	PHP	35,510	01/16/2026	3,870
Morgan Stanley Capital Services, Inc.	IDR	29,319,438	USD	1,759	01/23/2026	(704)
Morgan Stanley Capital Services, Inc.	USD	301	IDR	5,014,923	01/23/2026	120
Morgan Stanley Capital Services, Inc.	USD	4,649	NZD	8,154	01/28/2026	42,181
Morgan Stanley Capital Services, Inc.	EUR	6,357	USD	7,378	01/29/2026	(20,797)
Morgan Stanley Capital Services, Inc.	USD	4,855	EUR	4,183	01/29/2026	13,685
Morgan Stanley Capital Services, Inc.	CAD	6,902	USD	4,946	02/05/2026	(9,217)
Morgan Stanley Capital Services, Inc.	MYR	10,068	USD	2,430	02/12/2026	(13,387)
Morgan Stanley Capital Services, Inc.	USD	668	MYR	2,745	02/12/2026	(1,864)
Morgan Stanley Capital Services, Inc.	NOK	23,416	USD	2,314	02/13/2026	891
Standard Chartered Bank	CAD	1,453	USD	1,033	02/05/2026	(10,045)
State Street Bank & Trust Co.	USD	502	GBP	383	12/05/2025	5,192
State Street Bank & Trust Co.	ZAR	6,846	USD	392	12/19/2025	(7,858)
State Street Bank & Trust Co.	USD	843	ZAR	14,602	12/19/2025	8,879
State Street Bank & Trust Co.	USD	415	ZAR	7,102	12/19/2025	(149)
State Street Bank & Trust Co.	MXN	24,197	USD	1,311	12/22/2025	(8,868)
State Street Bank & Trust Co.	USD	384	MXN	7,095	12/22/2025	3,040
State Street Bank & Trust Co.	THB	115,258	USD	3,562	01/15/2026	(30,200)
State Street Bank & Trust Co.	USD	1,116	THB	35,881	01/15/2026	2,506
State Street Bank & Trust Co.	CNH	6,832	USD	962	01/16/2026	(7,097)
State Street Bank & Trust Co.	USD	1,129	CNH	7,994	01/16/2026	5,365
State Street Bank & Trust Co.	USD	262	CNH	1,843	01/16/2026	(57)
State Street Bank & Trust Co.	CZK	12,931	USD	623	01/22/2026	1,531
State Street Bank & Trust Co.	USD	688	PLN	2,507	01/22/2026	(982)
State Street Bank & Trust Co.	USD	619	CZK	12,931	01/22/2026	1,792
State Street Bank & Trust Co.	JPY	162,764	USD	1,069	01/23/2026	22,000
State Street Bank & Trust Co.	USD	381	JPY	57,638	01/23/2026	(10,067)
State Street Bank & Trust Co.	NZD	723	USD	409	01/28/2026	(6,334)
State Street Bank & Trust Co.	AUD	273	USD	178	01/28/2026	(1,112)
State Street Bank & Trust Co.	USD	887	AUD	1,362	01/28/2026	5,666
State Street Bank & Trust Co.	USD	1,439	CAD	2,008	02/05/2026	2,798
State Street Bank & Trust Co.	NOK	10,164	USD	1,004	02/13/2026	(145)
State Street Bank & Trust Co.	SEK	4,682	USD	497	02/13/2026	(1,283)
State Street Bank & Trust Co.	USD	108	SEK	1,015	02/13/2026	117
UBS	GBP	903	USD	1,209	12/05/2025	13,906
UBS	USD	1,967	MXN	36,361	12/22/2025	15,493
UBS	PEN	2,146	USD	635	01/09/2026	(2,889)
UBS	USD	508	COP	1,933,883	01/09/2026	5,022
UBS	PLN	8,287	USD	2,271	01/22/2026	1,242
UBS	NZD	4,142	USD	2,340	01/28/2026	(42,553)
UBS	SEK	9,511	USD	1,010	02/13/2026	(2,038)
UBS	USD	3,477	SEK	32,754	02/13/2026	7,018

						$1,522,676

6 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00%	Quarterly	3.23%	USD	8,680	$730,148	$644,909	$85,239

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	$(39,041)	$61,860		$(100,901)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/Semi-Annual	231,192	183,652		47,540
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	(83,495)	118,110		(201,605)
NZD	4,470	02/28/2027	3 Month BKBM	3.445%	Quarterly/Semi-Annual	47,756	35,145		12,611
USD	17,100	11/05/2027	1 Day SOFR	3.391%	Annual	20,637	(301)		20,938
GBP	3,170	10/26/2028	1 Day SONIA	4.627%	Annual	127,111	– 0	–	127,111
AUD	3,130	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	(314,015)	(128,256)		(185,759)
NZD	5,540	10/03/2033	3 Month BKBM	5.128%	Quarterly/Semi-Annual	314,893	– 0	–	314,893
USD	2,930	10/07/2035	1 Day SOFR	3.617%	Annual	1,240	– 0	–	1,240

						$306,278	$270,210		$36,068

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	129	12/19/2025	$(9,297)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Fair valued by the Adviser.

(c)	Non-income producing security.

(d)	Escrow shares.

ABFunds.com	AB Global Risk Allocation Fund 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2025, the market value of this security amounted to $13,685,760 or 8.2% of net assets.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Affiliated investments.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

DAX – Deutscher Aktien Index (German Stock Index)

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

IBEX – International Business Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MIB – Milano Italia Borsa

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

See notes to consolidated financial statements.

8 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

November 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $114,861,483)	$126,260,206	(a)
Affiliated issuers (cost $30,670,192—including investment of cash collateral for securities loaned of $54,655)	30,670,192
Cash collateral due from broker	7,313,305
Foreign currencies, at value (cost $1,790,672)	1,808,161
Unrealized appreciation on forward currency exchange contracts	2,602,719
Unaffiliated interest and dividends receivable	353,877
Receivable for variation margin on futures	226,950
Affiliated dividends receivable	88,462
Receivable for investment securities sold	53,486
Receivable due from Adviser	4,698
Receivable for capital stock sold	3,016

Total assets	169,385,072

Liabilities
Due to custodian	52,809
Unrealized depreciation on forward currency exchange contracts	1,080,043
Audit and tax fee payable	96,261
Administrative fee payable	92,431
Advisory fee payable	76,609
Payable for collateral received on securities loaned	54,655
Payable for variation margin on centrally cleared swaps	33,756
Distribution fee payable	30,621
Payable for capital stock redeemed	27,076
Unrealized depreciation on total return swaps	9,297
Transfer Agent fee payable	8,107
Directors’ fees payable	4,500
Accrued expenses	115,383

Total liabilities	1,681,548

Net Assets	$167,703,524

Composition of Net Assets
Capital stock, at par	$98,146
Additional paid-in capital	182,238,029
Accumulated loss	(14,632,651)

Net Assets	$167,703,524

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$155,255,439	9,083,248	$17.09	*

C	$1,392,996	93,228	$14.94

Advisor	$8,270,306	476,782	$17.35

I	$2,784,783	161,299	$17.26

(a)	Includes securities on loan with a value of $290,188 (see Note E).

*	The maximum offering price per share for Class A shares was $17.85 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

ABFunds.com	AB Global Risk Allocation Fund 9

CONSOLIDATED STATEMENT OF OPERATIONS

Year Ended November 30, 2025

Investment Income
Interest	$2,489,635
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $5,537)	848,469
Affiliated issuers	941,288
Securities lending income, net	10,542
Other income(a)	188,212	$4,478,146

Expenses
Advisory fee (see Note B)	983,551
Distribution fee—Class A	378,593
Distribution fee—Class C	16,343
Transfer agency—Class A	214,053
Transfer agency—Class C	2,466
Transfer agency—Advisor Class	11,719
Transfer agency—Class I	3,286
Custody and accounting	200,957
Administrative	151,283
Audit and tax	134,262
Registration fees	81,106
Legal	54,084
Printing	48,559
Directors’ fees	18,522
Miscellaneous	35,083

Total expenses	2,333,867
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(48,160)

Net expenses		2,285,707

Net investment income		2,192,439

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		4,036,491
Forward currency exchange contracts		(397,914)
Futures		7,537,632
Written options		58,210
Swaps		(122,486)
Foreign currency transactions		1,722,992
Net change in unrealized appreciation (depreciation) of:
Investments		2,070,166
Forward currency exchange contracts		1,068,888
Futures		(1,285,675)
Swaps		839,262
Foreign currency denominated assets and liabilities		60,022

Net gain on investment and foreign currency transactions		15,587,588

Net Increase in Net Assets from Operations		$17,780,027

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to consolidated financial statements.

10 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30, 2025		Year Ended November 30, 2024
Increase in Net Assets from Operations
Net investment income	$2,192,439		$2,250,256
Net realized gain on investment and foreign currency transactions	12,834,925		19,571,660
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	2,752,663		2,878,134

Net increase in net assets from operations	17,780,027		24,700,050
Distributions to Shareholders
Class A	(22,926,459)		(2,310,530)
Class C	(287,967)		(25,123)
Advisor Class	(1,269,280)		(215,000)
Class R	– 0	–	(2,480)
Class K	– 0	–	(8,873)
Class I	(354,661)		(20,265)
Capital Stock Transactions
Net decrease	(2,762,603)		(24,033,085)

Total decrease	(9,820,943)		(1,915,306)
Net Assets
Beginning of period	177,524,467		179,439,773

End of period	$167,703,524		$177,524,467

See notes to consolidated financial statements.

ABFunds.com	AB Global Risk Allocation Fund 11

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2025

NOTE A

Significant Accounting Policies

AB Global Risk Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation Fund (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of November 30, 2025, net assets of the Fund were $167,703,524, of which $13,170,350, or 8%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class and Class I. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

12 AB Global Risk Allocation Fund	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market

ABFunds.com	AB Global Risk Allocation Fund 13

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed

14 AB Global Risk Allocation Fund	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

ABFunds.com	AB Global Risk Allocation Fund 15

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2025:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Investment Companies	$54,039,717		$	– 0	–	$0	(a)	$54,039,717
Governments – Treasuries	– 0	–		13,685,760		– 0	–	13,685,760
Inflation-Linked Securities	– 0	–		11,726,472		– 0	–	11,726,472
Purchased Options – Calls	– 0	–		671,600		– 0	–	671,600
Purchased Options – Puts	– 0	–		643,360		– 0	–	643,360
Common Stocks	– 0	–		4,269		40,436		44,705
Warrants	– 0	–		– 0	–	0	(a)	– 0	–
Short-Term Investments:
Investment Companies	30,615,537			– 0	–	– 0	–	30,615,537
U.S. Treasury Bills	– 0	–		29,792,344		– 0	–	29,792,344
Treasury Bills	– 0	–		15,656,248		– 0	–	15,656,248
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	54,655			– 0	–	– 0	–	54,655

Total Investments in Securities	84,709,909			72,180,053		40,436	(a)	156,930,398
Other Financial Instruments(b):
Assets:
Futures	2,311,206			– 0	–	– 0	–	2,311,206	(c)
Forward Currency Exchange Contracts	– 0	–		2,602,719		– 0	–	2,602,719
Centrally Cleared Credit Default Swaps	– 0	–		730,148		– 0	–	730,148	(c)
Centrally Cleared Interest Rate Swaps	– 0	–		742,829		– 0	–	742,829	(c)
Liabilities:
Futures	(467,965)			– 0	–	– 0	–	(467,965	)(c)
Forward Currency Exchange Contracts	– 0	–		(1,080,043)		– 0	–	(1,080,043)
Centrally Cleared Interest Rate Swaps	– 0	–		(436,551)		– 0	–	(436,551	)(c)
Total Return Swaps	– 0	–		(9,297)		– 0	–	(9,297)

Total	$86,553,150			$74,729,858		$40,436	(a)	$161,323,444

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

16 AB Global Risk Allocation Fund	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received

ABFunds.com	AB Global Risk Allocation Fund 17

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60% of the first $200 million, .50%

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

of the next $200 million and .40% in excess of $400 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended November 30, 2025, the reimbursement for such services amounted to $151,283.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $96,923 for the year ended November 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $753 from the sale of Class A shares and received $177 and $32 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended November 30, 2025.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $188,212 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended November 30, 2025, such waiver amounted to $45,526.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$19,137	$260,564	$249,086	$30,615	$941
AB Government Money Market Portfolio*	16	150,321	150,282	55	5

Total				$30,670	$946

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,522,314 for Class C. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$31,930,674		$29,947,124
U.S. government securities	– 0	–	31,814,536

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$176,728,482

Gross unrealized appreciation	$18,157,193
Gross unrealized depreciation	(36,084,358)

Net unrealized depreciation	$(17,927,165)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended November 30, 2025, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended November 30, 2025, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the year ended November 30, 2025, the Fund held purchased options for hedging and non-hedging purposes. During the year ended

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2025, the Fund held written options for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the consolidated statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

During the year ended November 30, 2025, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended November 30, 2025, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the year ended November 30, 2025, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

During the year ended November 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$286,529	*	Payable for variation margin on futures	$11,864	*

Equity contracts	Receivable for variation margin on futures	1,157,702	*	Payable for variation margin on futures	163,122	*

Commodity contracts	Receivable for variation margin on futures	866,975	*	Payable for variation margin on futures	292,979	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	85,239	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	524,333	*	Payable for variation margin on centrally cleared swaps	488,265	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	2,602,719		Unrealized depreciation on forward currency exchange contracts	1,080,043

Equity contracts	Investments in securities, at value	1,314,960

Equity contracts				Unrealized depreciation on total return swaps	9,297

Total		$6,838,457			$2,045,570

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$382,457	$(566,753)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	4,170,226	(1,168,564)

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	2,984,949	449,642

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(397,914)	1,068,888

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(295,671)	(113,255)

Equity contracts	Net realized gain (loss) on written options; Net change in unrealized appreciation (depreciation) of written options	58,210	– 0	–

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(625,975)	998,314

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	522,000	(141,494)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(18,511)	(17,558)

Total		$6,779,771	$509,220

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended November 30, 2025:

Futures:
Average notional amount of buy contracts	$168,360,213
Average notional amount of sale contracts	$16,548,948
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$126,030,325
Average principal amount of sale contracts	$169,626,037
Purchased Options:
Average notional amount	$22,405,000
Written Options:
Average notional amount	$5,670,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$42,136,429
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$8,680,000
Total Return Swaps:
Average notional amount	$192,078	(b)

(a)	Positions were open for one month during the year.
(b)	Positions were open for seven months during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of November 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$102,802	$(102,802)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Capital, Inc.	32,552	(28,031)		– 0	–		– 0	–		4,521
BNP Paribas SA	484	(484)					– 0	–		– 0	–
Citibank NA	2,059,110	(189,996)		– 0	–		– 0	–		1,869,114
Goldman Sachs Bank USA	86,578	(37,750)		– 0	–		– 0	–		48,828
HSBC Bank USA	26,353	(12,665)		– 0	–		– 0	–		13,688
JPMorgan Chase Bank	48,400	(48,400)		– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	144,873	(90,681)		– 0	–		– 0	–		54,192
State Street Bank & Trust Co.	58,886	(58,886)		– 0	–		– 0	–		– 0	–
UBS	42,681	(42,681)								– 0	–

Total	$2,602,719	$(612,376)	$	– 0	–	$	– 0	–		$1,990,343	^

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$320,663	$(102,802)	$(217,861)	$	– 0	–	$	– 0	–
Barclays Capital, Inc.	28,031	(28,031)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	2,878	(484)	– 0	–	– 0	–	2,394
Citibank NA	189,996	(189,996)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	47,731	– 0	–	– 0	–	– 0	–	47,731
Goldman Sachs Bank USA	37,750	(37,750)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	12,665	(12,665)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank	227,268	(48,400)	(178,868)	– 0	–	– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	90,681	(90,681)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank	10,045	– 0	–	– 0	–	– 0	–	10,045
State Street Bank & Trust Co.	74,152	(58,886)	– 0	–	– 0	–	15,266
UBS	47,480	(42,681)	4,799

Total	$1,089,340	$(612,376)	$(396,729)	$	– 0	–	$80,235	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral,

ABFunds.com	AB Global Risk Allocation Fund 31

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

32 AB Global Risk Allocation Fund	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2025 is as follows:

AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$ 290,188	$ 54,655	$ 240,326	$ 5,501	$ 5,041	$ 2,634

*	As of November 30, 2025.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024

Class A
Shares sold	181,705	147,704	$2,817,388	$2,449,188

Shares issued in reinvestment of dividends and distributions	1,289,880	133,902	19,760,960	2,092,894

Shares converted from Class C	8,347	9,512	130,457	160,965

Shares redeemed	(1,595,052)	(1,394,445)	(24,995,484)	(23,244,138)

Net decrease	(115,120)	(1,103,327)	$(2,286,679)	$(18,541,091)

Class C
Shares sold	3,407	23,021	$47,530	$336,012

Shares issued in reinvestment of dividends and distributions	20,408	1,656	275,306	23,215

Shares converted to Class A	(9,500)	(10,650)	(130,457)	(160,965)

Shares redeemed	(43,197)	(28,993)	(601,209)	(438,170)

Net decrease	(28,882)	(14,966)	$(408,830)	$(239,908)

Advisor Class
Shares sold	59,987	61,428	$958,353	$1,034,118

Shares issued in reinvestment of dividends and distributions	68,051	10,931	1,055,476	172,498

Shares redeemed	(153,489)	(387,540)	(2,446,396)	(6,527,397)

Net decrease	(25,451)	(315,181)	$(432,567)	$(5,320,781)

ABFunds.com	AB Global Risk Allocation Fund 33

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended November 30, 2025		Year Ended November 30, 2024	Year Ended November 30, 2025			Year Ended November 30, 2024

Class R
Shares sold	– 0	–	63	$	– 0	–	$1,048

Shares issued in reinvestment of dividends and distributions	– 0	–	154		– 0	–	2,480

Shares redeemed	– 0	–	(13,715)		– 0	–	(235,106)

Net increase (decrease)	– 0	–	(13,498)	$	– 0	–	$(231,578)

Class K
Shares sold	– 0	–	871	$	– 0	–	$14,203

Shares issued in reinvestment of dividends and distributions	– 0	–	567		– 0	–	8,872

Shares redeemed	– 0	–	(49,703)		– 0	–	(822,852)

Net increase (decrease)	– 0	–	(48,265)	$	– 0	–	$(799,777)

Class I
Shares sold	27,644		74,326		$440,770		$1,302,102

Shares issued in reinvestment of dividends and distributions	22,955		1,287		354,654		20,264

Shares redeemed	(27,148)		(13,392)		(429,951)		(222,316)

Net increase	23,451		62,221		$365,473		$1,100,050

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value, or NAV, when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

34 AB Global Risk Allocation Fund	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment Grade Securities Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

ABFunds.com	AB Global Risk Allocation Fund 35

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

36 AB Global Risk Allocation Fund	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$7,958,631	$500,265
Net long-term capital gains	16,879,736	2,082,006

Total distributions paid	$24,838,367	$2,582,271

ABFunds.com	AB Global Risk Allocation Fund 37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

As of November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed tax-exempt income	$9,270,471
Undistributed capital gains	3,613,289
Other losses	(809,629	)(a)
Unrealized appreciation (depreciation)	(17,906,893	)(b)

Total accumulated earnings (deficit)	$(5,832,762	)(c)

(a)	As of November 30, 2025, the cumulative deferred loss on straddles was $809,629

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of the Subsidiary.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the Fund the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and book/tax differences associated with the treatment of earnings from the Subsidiary resulted in a net increase in accumulated loss and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

38 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 17.83	$ 15.75	$ 17.25	$ 19.91	$ 18.11

Income From Investment Operations

Net investment income(a)(b)	.21	†	.21	.34	.47	.29

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.56	2.10	(.53)	(1.33)	2.06

Net increase (decrease) in net asset value from operations	1.77	2.31	(.19)	(.86)	2.35

Less: Dividends and Distributions

Dividends from net investment income	(.33)	(.05)	(1.05)	(1.80)	(.55)

Distributions from net realized gain on investment transactions	(2.18)	(.18)	(.26)	– 0	–	– 0	–

Total dividends and distributions	(2.51)	(.23)	(1.31)	(1.80)	(.55)

Net asset value, end of period	$ 17.09	$ 17.83	$ 15.75	$ 17.25	$ 19.91

Total Return

Total investment return based on net asset value(c)*	11.54	%†	14.84%	(1.19)%	(4.90	)%+	13.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$155,256	$164,031	$162,288	$215,597	$207,089

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)	1.40%	1.39%	1.39%	1.29%	1.27%

Expenses, before waivers/reimbursements(d)(e)	1.43%	1.40%	1.40%	1.30%	1.27%

Net investment income(b)	1.33	%†	1.25%	2.17%	2.66%	1.50%

Portfolio turnover rate	35%	38%	13%	1%	7%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0.05%	.03%	.03%	.03%	.02%

See footnote summary on page 43.

ABFunds.com	AB Global Risk Allocation Fund 39

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 15.88	$ 14.12	$ 15.57	$ 18.09	$ 16.50

Income From Investment Operations

Net investment income(a)(b)	.08	†	.08	.20	.31	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.36	1.86	(.47)	(1.20)	1.89

Net increase (decrease) in net asset value from operations	1.44	1.94	(.27)	(.89)	2.01

Less: Dividends and Distributions

Dividends from net investment income	(.20)	– 0	–	(.92)	(1.63)	(.42)

Distributions from net realized gain on investment transactions	(2.18)	(.18)	(.26)	– 0	–	– 0	–

Total dividends and distributions	(2.38)	(.18)	(1.18)	(1.63)	(.42)

Net asset value, end of period	$ 14.94	$ 15.88	$ 14.12	$ 15.57	$ 18.09

Total Return

Total investment return based on net asset value(c)*	10.69	%†	13.94%	(1.89)%	(5.59	)%+	12.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,393	$1,939	$1,935	$2,382	$2,669

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)	2.16%	2.15%	2.15%	2.05%	2.03%

Expenses, before waivers/reimbursements(d)(e)	2.19%	2.16%	2.16%	2.06%	2.03%

Net investment income(b)	.59	%†	.54%	1.43%	1.92%	.69%

Portfolio turnover rate	35%	38%	13%	1%	7%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0.05%	.03%	.03%	.03%	.02%

See footnote summary on page 43.

40 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 18.06	$ 15.95	$ 17.45	$ 20.12	$ 18.29

Income From Investment Operations

Net investment income(a)(b)	.25	†	.25	.39	.52	.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.59	2.12	(.54)	(1.34)	2.07

Net increase (decrease) in net asset value from operations	1.84	2.37	(.15)	(.82)	2.42

Less: Dividends and Distributions

Dividends from net investment income	(.37)	(.08)	(1.09)	(1.85)	(.59)

Distributions from net realized gain on investment transactions	(2.18)	(.18)	(.26)	– 0	–	– 0	–

Total dividends and distributions	(2.55)	(.26)	(1.35)	(1.85)	(.59)

Net asset value, end of period	$ 17.35	$ 18.06	$ 15.95	$ 17.45	$ 20.12

Total Return

Total investment return based on net asset value(c)*	11.78	%†	15.12%	(.95)%	(4.65	)%+	13.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,270	$9,070	$13,036	$17,477	$13,604

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)	1.15%	1.13%	1.14%	1.04%	1.02%

Expenses, before waivers/reimbursements(d)(e)	1.18%	1.15%	1.15%	1.05%	1.02%

Net investment income(b)	1.57	%†	1.50%	2.47%	2.90%	1.78%

Portfolio turnover rate	35%	38%	13%	1%	7%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0.05%	.03%	.03%	.03%	.02%

See footnote summary on page 43.

ABFunds.com	AB Global Risk Allocation Fund 41

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 18.02	$ 15.92	$ 17.41	$ 20.09	$ 18.27

Income From Investment Operations

Net investment income(a)(b)	.24	.25	.39	.53	.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.57	2.12	(.53)	(1.35)	2.07

Net increase (decrease) in net asset value from operations	1.81	2.37	(.14)	(.82)	2.42

Less: Dividends and Distributions

Dividends from net investment income	(.39)	(.09)	(1.09)	(1.86)	(.60)

Distributions from net realized gain on investment transactions	(2.18)	(.18)	(.26)	– 0	–	– 0	–

Total dividends and distributions	(2.57)	(.27)	(1.35)	(1.86)	(.60)

Net asset value, end of period	$ 17.26	$ 18.02	$ 15.92	$ 17.41	$ 20.09

Total Return

Total investment return based on net asset value(c)*	11.69%	15.12%	(.94)%	(4.63	)%+	13.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,785	$2,484	$1,204	$2,021	$2,390

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)	1.14%	1.14%	1.13%	1.02%	.99%

Expenses, before waivers/reimbursements(d)(e)	1.17%	1.16%	1.14%	1.03%	1.00%

Net investment income(b)	1.47%	1.48%	2.46%	2.95%	1.77%

Portfolio turnover rate	35%	38%	13%	1%	7%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0.05%	.03%	.03%	.03%	.02%

See footnote summary on page 43.

42 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended November 30, 2025, November 30, 2024, November 30, 2023, November 30, 2022 and November 30, 2021, such waiver amounted to .03%, .02%, .04%, .01% and .02%, respectively.

(e)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended November 30,
	2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	1.40%	1.39%	1.38%	1.29%	1.27%
Before waivers/reimbursements	1.43%	1.40%	1.39%	1.30%	1.27%
Class C
Net of waivers/reimbursements	2.16%	2.15%	2.14%	2.05%	2.03%
Before waivers/reimbursements	2.19%	2.16%	2.15%	2.06%	2.03%
Advisor Class
Net of waivers/reimbursements	1.15%	1.13%	1.13%	1.04%	1.02%
Before waivers/reimbursements	1.18%	1.15%	1.14%	1.05%	1.02%
Class I
Net of waivers/reimbursements	1.14%	1.14%	1.12%	1.02%	.99%
Before waivers/reimbursements	1.17%	1.16%	1.14%	1.03%	1.00%

(f)	Amount is less than $.005.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended November 30, 2025 and November 30, 2024 by .06% and .02%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

†

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return
Class A	$.00	(f)	.12%	.12%
Class C	$.00	(f)	.12%	.12%
Advisor Class	$.00	(f)	.12%	.12%

See notes to consolidated financial statements.

ABFunds.com	AB Global Risk Allocation Fund 43

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Global Risk Allocation Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of AB Global Risk Allocation Fund, Inc. (the “Fund”), including the consolidated portfolio of investments, as of November 30, 2025, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at November 30, 2025, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brok-

44 AB Global Risk Allocation Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

ers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

January 28, 2026

ABFunds.com	AB Global Risk Allocation Fund 45

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2025. For individual shareholders, the Fund designates 7.04% of dividends paid as qualified dividend income. For foreign shareholders, 59.11% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends. The Fund designates $108,720 of distributions paid during the fiscal year ended November 30, 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates $16,879,736 of dividends as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

46 AB Global Risk Allocation Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Risk Allocation Fund, Inc. (the “Fund”) unanimously approved the continuance of the Advisory Agreement with the Adviser at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its net assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Global Risk Allocation Fund 47

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

48 AB Global Risk Allocation Fund	ABFunds.com

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2025. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the

ABFunds.com	AB Global Risk Allocation Fund 49

Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was below the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pat-

50 AB Global Risk Allocation Fund	ABFunds.com

tern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Global Risk Allocation Fund 51

NOTES

52 AB Global Risk Allocation Fund	ABFunds.com

AB GLOBAL RISK ALLOCATION FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GRA-0151-1125

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 29, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	January 29, 2026